Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2023	December 31, 2022
Prepaid voyage costs	$7,350	$8,825
Inventories	37,566	32,667
Claims receivable	8,507	12,694
Other	7,913	6,110
Total prepaid expenses and other current assets	$61,336	$60,296